Provision for Rehabilitation Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision for Rehabilitation Costs [Line Items]
Estimated average rate	2.30%	2.40%
Percentage of provision for rehabilitation costs	4.17%	4.60%
Gross rehabilitation costs	$ 8,100
Estimate contractor rates	10
Redwing Mine [Member]
Provision for Rehabilitation Costs [Line Items]
Gross closure costs	11,500
Estimate contractor rates	310
Mazowe Mine [Member]
Provision for Rehabilitation Costs [Line Items]
Gross rehabilitation costs	307
Gross closure costs	8,300
Estimate contractor rates	240
How Mine [Member]
Provision for Rehabilitation Costs [Line Items]
Estimate contractor rates	$ 80